RULE 497 FILING

On behalf of Goldman Sachs Access High Yield Corporate Bond ETF and the Goldman Sachs Access Investment Grade Corporate Bond ETF (the “Funds”), each a series of Goldman Sachs ETF Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on July 31, 2018 (Accession No. 0001193125-18-233312), which is incorporated by reference into this Rule 497 Filing.